Fair Value Measurements (Details 2)	12 Months Ended
Jun. 30, 2020 USD ($)
Ending Balance	$ 21,412,304
Fair Value, Inputs, Level 3 [Member]
Ending Balance	21,412,304
Derivative liability - Warrants [Member]
Ending Balance	16,411,504
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance
Additions to level 3 liabilities	9,561,652
Change in in fair value of level 3 liability	6,849,852
Transfer in and/or out of Level 3
Ending Balance	16,411,504
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Ending Balance	5,000,800
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance
Additions to level 3 liabilities	2,638,966
Change in in fair value of level 3 liability	2,361,834
Transfer in and/or out of Level 3
Ending Balance	$ 5,000,800